DERIVATIVE LIABILITIES (Details Narrative) - USD ($)			1 Months Ended
	Feb. 12, 2021	Jan. 19, 2021	Mar. 31, 2021	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Convertible promissory note					$ 328,098
Number of shares issued as commitment fee			61,500	37,500
GS Capital Partners, LLC [Member]
Original issue discount		$ 10,000
Legal fees		$ 5,000
Number of shares issued as commitment fee		26,000
GS Capital Partners, LLC [Member] | Returnable Upon Achievement [Member]
Shares of stock issued for cash, shares		170,000
Platinum Point Capital, LLC [Member]
Number of shares issued as commitment fee	60,000
Number of warrants granted	200,000
Warrant term	3 years
Warrant exercise price	$ 2.00
10% Convertible Promissory Note [Member] | GS Capital Partners, LLC [Member]
Convertible promissory note		$ 125,000
Debt Instrument, Maturity Date, Description		one-year
10% Convertible Promissory Note [Member] | GS Capital Partners, LLC [Member] | Every Month Thereafter [Member]
Monthly repayment		$ 20,000
Conversion price,description		The conversion price of the GS Note is 66% of the lowest closing stock price over the previous 20 trading days
10% Convertible Promissory Note [Member] | Platinum Point Capital, LLC [Member]
Debt Instrument, Maturity Date, Description	one-year
Conversion price,description	The conversion price of the Platinum Note is the greater of (a) $0.01 or (b) 70% of the lowest closing stock price over the previous 15 trading days